Intangible Assets Including Goodwill - Goodwill by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in Goodwill Balances
Beginning Balance	$ 55,949	$ 55,643
Goodwill Additions	3,953	1,934
Purchase Price Adjustments	(15)	(159)
Divestitures	0	(485)
Foreign Currency Translation and Other Adjustments	291	(984)
Ending Balance	60,178	55,949
Software
Changes in Goodwill Balances
Beginning Balance	43,657	43,966
Goodwill Additions	3,538	568
Purchase Price Adjustments	(17)	(118)
Divestitures	0	0
Foreign Currency Translation and Other Adjustments	214	(760)
Ending Balance	47,392	43,657
Consulting
Changes in Goodwill Balances
Beginning Balance	7,928	6,797
Goodwill Additions	403	1,366
Purchase Price Adjustments	2	(42)
Divestitures	0	0
Foreign Currency Translation and Other Adjustments	69	(192)
Ending Balance	8,403	7,928
Infrastructure
Changes in Goodwill Balances
Beginning Balance	4,363	4,396
Goodwill Additions	12	0
Purchase Price Adjustments	0	0
Divestitures	0	(1)
Foreign Currency Translation and Other Adjustments	8	(32)
Ending Balance	4,384	4,363
Other
Changes in Goodwill Balances
Beginning Balance	0	484
Goodwill Additions	0	0
Purchase Price Adjustments	0	0
Divestitures	0	(484)
Foreign Currency Translation and Other Adjustments	0	0
Ending Balance	$ 0	$ 0